Note 12 - Income Tax - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax expense at statutory rate
Differences between Cayman and foreign tax rates	401	414	449
Changes in deferred income tax assets and liabilities	(247)	(546)	(1,249)
Adjustments to prior years’ taxes	60	12	33
Changes in valuation allowances for deferred income tax assets	92	586	18
Withholding taxes on repatriation of subsidiary profits	521	298	1,669
Alternative Minimum Tax on EMC stock sales	105
Other	209	246	138
Total	$ 1,141	$ 1,010	$ 1,058